CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Current assets	¥ 3,884,019,494	$ 547,052,704	¥ 5,470,343,990
Restricted cash	14,334,937	2,019,034	152,688,510
Short-term investments	635,070,394	89,447,794	1,941,432,848
Accounts receivable, allowance	60,019	8,453
Finance lease receivables - current, net of allowance	9,970,622	1,404,333	15,461,529
Finance lease receivables-current	200,459,435	28,234,121	799,438,656
Financing receivables, allowance	57,971,477	8,165,112	60,673,961
Allowance for Prepayments and Other Current Assets	114,122,430	16,073,808	0
Non-current assets	764,590,520	107,690,323	1,545,908,343
Finance lease receivables - non-current, net of allowance	2,730,769	384,621	6,709,737
Finance lease receivables-non-current	36,426,617	5,130,582	260,049,967
Current liabilities	777,742,901	109,542,797	2,530,902,347
Short-term debts	39,071,500	5,503,106	349,299,134
Long-term debts-current	926,237	130,458	565,143,340
Short-term lease liabilities	7,603,380	1,070,914	9,913,073
Accrued expenses and other current liabilities	206,877,626	29,138,104	890,836,699
Deferred guarantee income	86,218,888	12,143,676	298,306,038
Contingent risk assurance liabilities	125,140,991	17,625,740	103,997,383
Risk assurance liabilities | ¥			402,303,421
Income tax payable	311,904,279	43,930,799	313,406,680
Non-current liabilities	53,890,626	7,590,336	163,440,981
Long-term debts-Non-current	712,023	100,286	75,869,353
Deferred tax liability	10,724,133	1,510,463	10,724,133
Long-term lease liabilities	42,228,435	5,947,751	76,533,208
Consolidated VIE
Current assets	2,545,962,250	358,591,283	3,986,520,369
Non-current assets	763,869,097	107,588,712	1,506,866,116
Finance lease receivables-non-current	36,426,617	5,130,582	260,049,967
Current liabilities	454,773,564	64,053,517	2,211,107,583
Short-term debts	39,071,500	5,503,106	349,299,134
Long-term debts-current	926,237	130,458	565,143,340
Short-term lease liabilities	6,932,332	976,399	9,913,073
Accrued expenses and other current liabilities	196,282,964	27,645,877	881,977,535
Deferred guarantee income	86,218,888	12,143,676	0
Contingent risk assurance liabilities	125,140,991	17,625,740	0
Risk assurance liabilities	0	0	402,303,421
Income tax payable	200,652	28,261	2,471,080
Non-current liabilities	53,849,261	7,584,509	162,007,505
Long-term debts-Non-current	712,023	100,286	75,869,353
Deferred tax liability	10,724,126	1,510,462	10,724,126
Long-term lease liabilities	42,187,077	5,941,925	75,099,739
Other non-current liabilities	226,035	31,836	314,287
Consolidated VIE
Current assets	0	0	372,874,938
Restricted cash	0	0	136,671,970
Finance lease receivables-current	0	0	236,202,968
Non-current assets	0	0	124,522,680
Finance lease receivables-non-current	0	0	124,522,680
Current liabilities	¥ 454,773,564	$ 64,053,517	¥ 2,211,107,583
Class A Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	420,647,280	420,647,280	420,647,280
Ordinary shares, shares issued	229,831,213	229,831,213	229,831,213
Ordinary shares, shares outstanding	144,857,131	144,857,131	196,605,493
Class B Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720	79,325,720
Ordinary shares, shares issued	72,978,677	72,978,677	72,978,677
Ordinary shares, shares outstanding	72,978,677	72,978,677	72,978,677